Investments Subject to Significant Influence and Equity Income (Tables)	12 Months Ended
Dec. 31, 2024
Variable Interest Entity [Line Items]
Summary of Investments Subject to Significant Influence
Equity Income Percentage
Carrying Value For the year ended of
As at December 31 December 31 Ownership
millions of dollars 2024 2023 2024 2023 2024
NSPML $

475 $

489 $

44 $

46

100.0
M&NP

(1)

124

118

20

21

12.9
Lucelec
(1)

55

48

4

4

19.5
LIL
(2)
-

747

29

63 -

Bear Swamp

(3)
-

-

2

12

50.0
$

654 $

1,402 $

99 $

146
(1) Emera has significant influence over the operating

and financial decisions of these companies through

Board representation
and therefore, records its investment in these

entities using the equity method.

(2) On June 4, 2024, Emera completed the sale

of its equity interest in the LIL. For further

details, refer to note 4.
(3) The investment balance in Bear Swamp is

in a credit position primarily as a result

of a $
179

million distribution received in 2015.
Bear Swamp's credit investment balance of $ 92

million (2023 – $
81

million) is recorded in Other long-term liabilities

on the
Consolidated Balance Sheets.

NSP Maritime Link Inc. [Member]
Variable Interest Entity [Line Items]
Summary of Investments Subject to Significant Influence
Emera accounts for its variable interest investment in

NSPML as an equity investment (note 33).
NSPML's consolidated summarized balance sheets are illustrated as follows:
As at December 31 December 31
millions of dollars 2024 2023
Balance Sheets
Current assets $

37 $

21
PP&E

1,425

1,473
Regulatory assets

(1)

778

272
Non-current assets

27

29
Total

assets
$

2,267 $

1,795
Current liabilities $

55 $

48
Long-term debt
(2)

1,570

1,109
Non-current liabilities

167

149
Equity

475

489
Total

liabilities and equity
$

2,267 $

1,795
(1) On November 29, 2024, the UARB approved

the creation of a $
500

million regulatory asset for debt issued as a

result of the
FLG. For further details, refer to note 7.
(2) On December 16, 2024, NSPML issued a

$
500

million bond under the FLG. For further details

refer to note 7.